The Nature of Expenses (Details 2) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Detailed Information Of Employees Benefits Expenses [Line Items]
Salaries and wages	$ 37,818,321	$ 33,283,639	$ 34,161,791
Labor and health insurances	1,967,688	1,804,900	1,879,782
Retirement benefits	1,917,136	2,098,013	2,351,109
Other employee benefits	3,197,324	3,024,372	2,910,576
Employee benefits expense	44,900,469	40,210,924	41,303,258
Cost Of Sale [Member]
Disclosure Of Detailed Information Of Employees Benefits Expenses [Line Items]
Employee benefits expense	34,703,579	30,950,614	32,781,145
Operating Expenses [Member]
Disclosure Of Detailed Information Of Employees Benefits Expenses [Line Items]
Employee benefits expense	$ 10,196,890	$ 9,260,310	$ 8,522,113